INCOME TAXES (Schedule of Reconciliation of Provision (Benefit) for Income Taxes) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Amount
Tax at U.S. statutory rate	$ (897,117)	$ (1,874,667)	$ (2,401,741)
State taxes, net of federal benefit	(95,318)	(200,148)	(255,305)
Other	69,739	(19,367)	502,021
Change in valuation allowance	$ 922,696	$ 2,094,182	$ 2,155,025
Total income tax expense (benefit)
Percentage
Tax at U.S. statutory rate	(34.00%)	(34.00%)	(34.00%)
State taxes, net of federal benefit	(3.61%)	(3.63%)	(3.61%)
Other	2.64%	(0.35%)	7.10%
Change in valuation allowance	34.97%	37.98%	30.51%
Total effective income tax rate	(0.00%)	(0.00%)	(0.00%)